Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM Global Total Return Fund - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return Fund - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM Global Total Return Fund - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
PGIM Global Total Return Fund - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return Fund - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Global Total Return Fund - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Global Total Return Fund - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Global Total Return Fund - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
PGIM Global Total Return Fund - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Global Total Return Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM Global Total Return Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
PGIM Global Total Return Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Global Total Return Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Global Total Return Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Global Total Return Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
PGIM Global Total Return Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Global Total Return Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM Global Total Return Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
PGIM Global Total Return Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Global Total Return Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Global Total Return Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Global Total Return Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
PGIM Global Total Return Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Global Total Return Fund - Class R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return Fund - Class R2 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM Global Total Return Fund - Class R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
PGIM Global Total Return Fund - Class R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return Fund - Class R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Global Total Return Fund - Class R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Global Total Return Fund - Class R2 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Global Total Return Fund - Class R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
PGIM Global Total Return Fund - Class R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Global Total Return Fund - Class R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return Fund - Class R4 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM Global Total Return Fund - Class R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
PGIM Global Total Return Fund - Class R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return Fund - Class R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Global Total Return Fund - Class R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Global Total Return Fund - Class R4 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Global Total Return Fund - Class R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
PGIM Global Total Return Fund - Class R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Global Total Return Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
PGIM Global Total Return Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PGIM Global Total Return Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
PGIM Global Total Return Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Global Total Return Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Global Total Return Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Global Total Return Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Global Total Return Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
PGIM Global Total Return Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Global Total Return (Usd Hedged) Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (Usd Hedged) Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
PGIM Global Total Return (Usd Hedged) Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Global Total Return (Usd Hedged) Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
PGIM Global Total Return (Usd Hedged) Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
PGIM Global Total Return (Usd Hedged) Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
PGIM Global Total Return (Usd Hedged) Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Global Total Return (Usd Hedged) Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Global Total Return (Usd Hedged) Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Global Total Return (Usd Hedged) Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM Global Total Return (Usd Hedged) Fund - Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Global Total Return (Usd Hedged) Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (Usd Hedged) Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
PGIM Global Total Return (Usd Hedged) Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Global Total Return (Usd Hedged) Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
PGIM Global Total Return (Usd Hedged) Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
PGIM Global Total Return (Usd Hedged) Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
PGIM Global Total Return (Usd Hedged) Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Global Total Return (Usd Hedged) Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Global Total Return (Usd Hedged) Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Global Total Return (Usd Hedged) Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM Global Total Return (Usd Hedged) Fund - Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Global Total Return (Usd Hedged) Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM Global Total Return (Usd Hedged) Fund - Class Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Global Total Return (Usd Hedged) Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM Global Total Return (Usd Hedged) Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%